LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND—CLASS J

LOOMIS SAYLES RETAIL INCOME FUNDS

LOOMIS SAYLES RETAIL EQUITY FUNDS

LOOMIS SAYLES SECURTIZED ASSET FUND

Supplement dated October 14, 2008, to the Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund Statement of Additional Information, Loomis Sayles Investment Grade Bond Fund—Class J Statement of Additional Information and Loomis Sayles Retail Funds Statement of Additional Information each dated February 1, 2008, each as may be revised or supplemented from time to time.

Effective immediately, the third paragraph within the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information for non-investment purposes, Ernst & Young, LLP receives holdings information (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns.

ASG GLOBAL ALTERNATIVES FUND

DELAFIELD SELECT FUND

GATEWAY FUND

NATIXIS CASH MANAGEMENT TRUST—MONEY MARKET SERIES

NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

NATIXIS DIVERSIFIED PORTFOLIOS

Supplement dated October 14, 2008, to the Natixis Funds Statement of Additional Information – Part II dated February 1, 2008; Gateway Fund Statement of Additional Information and Natixis Funds Statement of Additional Information – Part II each dated May 1, 2008; Natixis Cash Management Trust—Money Market Series Statement of Additional Information dated September 1, 2008; Delafield Select Fund Statement of Additional Information – Part II dated September 29, 2008; ASG Global Alternatives Fund Statement of Additional Information – Part II dated September 30, 2008; each as may be revised or supplemented from time to time.

Effective immediately, the third paragraph within the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information for non-investment purposes, Ernst & Young, LLP receives holdings information (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns.

HANSBERGER INTERNATIONAL FUND

LOOMIS SAYLES HIGH INCOME FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

Supplement dated October 14, 2008, to the Loomis Sayles High Income Fund Statement of Additional Information – Part II and Vaughan Nelson Small Cap Value Fund and Hansberger International Fund Statement of Additional Information – Part II each dated September 15, 2008, and each as may be revised or supplemented from time to time.

Effective immediately, the third paragraph within the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information for non-investment purposes, Ernst & Young, LLP receives holdings information (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns.